TEMPLETON INSTITUTIONAL FUNDS, INC.

                                     [GLOBE]

                           TIFI Foreign Equity Series

                               SEMI-ANNUAL REPORT


                                  JUNE 30, 1997


[LOGO] TEMPLETON

             Mutual funds, annuities, and other investment products:

         - are not FDIC insured;

         - are not deposits or obligations of, or guaranteed by, any financial institution;

         - are subject to investment risks, including possible loss of the principal amount invested.

[PHOTO OF GARY MOTYL APPEARS HERE]

GARY MOTYL HAS BEEN A PORTFOLIO MANAGER AND RESEARCH ANALYST WITH TEMPLETON INVESTMENT COUNSEL, INC. SINCE 1981. HE CURRENTLY MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS, AND IS RESPONSIBLE FOR MANAGING MANY OF OUR SEPARATE ACCOUNT PORTFOLIOS. MR. MOTYL'S RESEARCH RESPONSIBILITIES INCLUDE THE GLOBAL AUTOMOBILE INDUSTRY AND U.S.-BASED UTILITIES AS WELL AS COUNTRY COVERAGE OF GERMANY.

PRIOR TO JOINING THE TEMPLETON ORGANIZATION, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A BACHELOR OF SCIENCE IN FINANCE DEGREE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK, AND IS A CHARTERED FINANCIAL ANALYST.


         June 30, 1997




Dear Shareholders:

         The Templeton Institutional Funds, Inc. Foreign Equity Series (the "Fund") returned 8.2% for the quarter and 24.3% for the one-year period through June 30, 1997, compared to the unmanaged Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index returns during the same periods of 13.1% and 13.2%, respectively. For the three- and five-year periods ended June 30, 1997, the Fund had an average annual total return of 16.6% and 13.0% versus MSCI EAFE Index returns of 9.4% and 13.2%, respectively. The Fund has a significant weighting in Europe and in the financial sector, yet in our view continues to be well diversified. Although we continue our search for bargains in Japan, the Fund remains significantly light in Japanese equities compared to the MSCI


                           TOTAL RETURNS AS OF 6/30/97

                                                                   CUMULATIVE
                        ONE-YEAR      THREE-YEAR     FIVE-YEAR        SINCE
                         AVERAGE       AVERAGE        AVERAGE     INCEPTION(1,3)
                       ANNUAL(1,2)    ANNUAL(1,2)    ANNUAL(1,2)    (10/18/90)
TIFI Foreign
Equity Series             24.3%          16.6%          13.0%         142.5%

MSCI EAFE Index(4)        13.2%           9.4%          13.2%          77.8%

(1) The Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees in order to limit the total expenses of the Fund to 1% of average net assets through April 30, 1998. If these fee reductions are insufficient to so limit the Fund's expenses, the Fund Administrator has agreed to make certain payments to reduce the Fund's expenses. After April 30, 1998, these agreements may end at any time upon notice to the Board. These voluntary agreements did not result in any fee waivers for the Fund for the fiscal year ended December 31, 1996.

(2) Average annual total return figures represent the average annual change in value of an investment over the specified periods.

(3) The cumulative total return represents the change in value of an investment over the periods indicated.

(4) The index is unmanaged, does not contain cash and does not include sales charges or management expenses. The index includes reinvested dividends. One cannot invest directly in an index.

    All calculations assume that dividends and capital gains were reinvested when paid. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


                                                                    continued...

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES letter continued


                       GEOGRAPHIC DISTRIBUTION ON 6/30/97
              (Equity Assets as a Percentage of Total Net Assets)*


                            [PIE CHART APPEARS HERE]

                          North America                3.2%

                          Asia                        13.4%

                          Australia/New Zealand        5.9%

                          Europe                      56.7%

                          Mid-East/Africa              0.1%

                          Latin America                6.2%

                *Allocations may change subject to market conditions

EAFE Index. As you know, all of the country and sector weightings in the Fund are a function of our bottom-up investment style, which Templeton has employed over the last fifty years.

         There were several new stocks added to the portfolio which we believe have potential for solid long-term value. Storehouse is a U.K. retailing firm with exposure to the apparel and specialty merchandising areas. Its shares have been under pressure, along with the retailing sector, and we see a possibility for good earnings growth over the next few years including the possibility of corporate restructuring moves. ICICI is an Indian company which provides financing for a broad range of corporations in that country. The stock is selling at a low multiple of earnings and could benefit if the Indian economy continues to grow.

         On the sell side, we have taken profits in a number of stocks which have reached our sell price targets. As has been the case with many U.S. bank stocks, Banco Bilbao Vizcaya, a leading Spanish banking concern, has seen its share price rise sharply over the past year or so. We have taken advantage of the increases and eliminated our position. A similar situation occurred with regards to Westpac Banking Corp., a large Australian bank. Also sold out of the fund was Electricidad de Caracas, the big Venezuelan electric utility. We believed that the company's five year earnings growth prospects were more than adequately reflected in the current stock price.

         In a period when individuals and institutions alike are increasing their appetite for financial assets, demand/supply forces have pushed financial asset prices higher. Share prices around the world, with few exceptions, have risen sharply in 1997. Through June, the MSCI All Country World ex US Free Index (a new index from MSCI that incorporates both developed and emerging stock markets) rose 12.7% in U.S. dollar terms. The advance was often even greater in local currency terms as the dollar strengthened relative to many foreign currencies. Our returns were aided by our small exposure to strong performing Latin American markets and our large weighting in European shares. Moreover, we were able largely to avoid the carnage seen in Thailand, where a distressed banking sector led to crumbling investor confidence and, eventually, a currency devaluation.


         The lofty state of share prices is causing a degree of angst among many long time investment professionals. Clearly, they state, conditions cannot get any better. Therefore, they assume some event will soon occur that will shatter current investor complacency and lead to falling share prices. At Templeton, we have a great heritage of consistent performance over long periods of time from which we can take comfort. This has included some periods when shares appeared expensive. Accordingly, we focus not on short-term trends and worries, but on implementing our disciplined approach to identifying those stocks that are selling at the lowest prices in relation to what our team of thirty-four investment analysts believe can be earned five years into the future. We have found that such a

                        FUND ASSET ALLOCATION ON 6/30/97*


                                   [PIE CHART APPEARS HERE]

                          FUND ASSET ALLOCATION ON 6/30/97*


                            Short Term & Other     14.5%

                            Equity**               85.5%

               * Allocations may change subject to market conditions
              ** Equity includes convertible and preferred stocks



methodology tends to position us in many securities that, in our view, offer significant upside potential. This approach to investing has been long implemented by Templeton with impressive results.

         Knowing that past results do not guarantee future results, we approach the future with an optimism that is shaded by the reality of generally high share prices around the world. Still, there are many reasons to remain optimistic about the long-term return potential for the world's stock markets. Perhaps the most bullish argument is that the trend to free and open capital, labor, and trade markets continues to gain adherents throughout the world. Additionally, in Europe, many companies are now beginning to make difficult restructuring decisions that may lead to enhanced shareholder value. Many European and Latin American governments are increasingly privatizing formerly poorly run state owned entities, leading to more sensible allocations of resources and capital. In Japan, the government has begun tackling corporate corruption and has made some progress in freeing its capital markets. Furthermore, the Yen's recent strength may again bring pressure to bear on the corporate sector to restructure and focus on those businesses where a true comparative advantage can be maintained in the absence of restrictive trade practices. While many rightly fear the political consequences of China re-assuming control of Hong Kong, we are of the belief that Hong Kong businessmen may help in pushing this huge economic entity towards a more rapid development of capitalism. We believe this could have favorable consequences for the world's economies.

         More often than not, we see countries around the world implementing sensible economic policies that could enhance economic growth and corporate earnings power. Indeed, with no major warfare on the horizon and general agreement that capitalism is the economic system of choice, in our opinion, investors have never been faced with fewer structural risks. Moreover, we see a more important trend in the millions of individuals worldwide who are becoming shareholders via mutual funds, pension funds, and privatizations. As these individuals' net worth becomes increasingly tied to the implementation of sensible economic policies in their nations, this population is more likely to vote for politicians who will support sound economic endeavors. This may be particularly important during this period when politicians from the more liberal parties are at the helm of many of the world's largest economies. As a result, while we know bear markets will occur from time to time, we tend to regard them as temporary phenomenons. We remain optimistic about the long-term opportunities for attaining attractive investment returns both via rising equity markets in general as well as via any extra value our analytical team can extricate by diligently implementing the Templeton investment philosophy.

         Higher than historically normal valuations might also become a more regular feature of the global investment landscape should worldwide inflation remain low. Additionally, the demand for equity

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES letter continued


                       INDUSTRY DIVERSIFICATION ON 6/30/97
                            (% of Total Net Assets)*

                     Finance                           24.9%

                     Services                          19.2%

                     Materials                         11.6%

                     Energy                            11.2%

                     Capital Equipment                  8.1%

                     Consumer Goods                     7.0%

                     Multi-Industry                     3.5%




                         10 LARGEST POSITIONS ON 6/30/97
                            (% of Total Net Assets)*

                     Telebras Telecomunicacoes
                     Brasileiras SA, Pfd., ADR          1.9%

                     Rhone-Poulenc SA, A                1.7%

                     Telefonica de Espana SA            1.5%

                     STET (Sta Finanziaria
                     Telefonica Torino) SpA             1.5%

                     Philips Electronics NV             1.5%

                     HSBC Holdings PLC                  1.3%

                     Societe Elf Aquitaine SA           1.3%

                     Telefonica de Argentina
                     SA (TEAR)                          1.3%

                     Hitachi Ltd.                       1.3%

                     Zuerich Versicherung, new          1.3%

              *Allocations may change subject to market conditions.


investment may continue to outstrip the supply. We have noted in the past that demand for equities from just the five most populous emerging markets could be $1 trillion if each individual in these nations could save $400 over the next ten years. In a recent study of the developed world's pension market, Goldman Sachs has estimated that an additional $2 trillion in demand for investments just from pension plans is likely over the next five years. These impressive figures, when coupled with low levels of inflation, lend credence to the notion that valuation levels might be maintained at high or even higher levels over an extended period of time.

         While share prices are high in many countries, there are still bargains to be found. Through June 30, 1997, Thailand's share prices fell over 70% from their peak levels several years ago, as measured by the International Finance Corporation Investable (IFCI) Thailand Index. South Korea has experienced some difficulties as well in its financial system, causing turmoil in its market for a time. In Brazil, while state-owned company stocks have skyrocketed, many privately-held company share prices have not, although these too, in time, may benefit from the reforms sponsored by the Cardosa government. We believe more bargains than usual can now be found in the emerging markets, as it is often a developing market that stumbles on its path to embracing full fledged capitalism.

         In France and the U.K., recent changes in political leadership have negatively impacted some shares, providing opportunities for longer term investors like Templeton to acquire positions at bargain prices. We have focused more closely on Japanese companies for evidence of value after the long period of underperformance suffered by this market. Unfortunately, the great majority of Japanese share prices are still far from qualifying as Templeton bargains. Based on current or forecasted earnings, Japan is still the world's highest priced market. Industries and companies regularly fall out of favor with investors focused more on short-term earnings momentum than on long-term valuation, thereby providing our analysts the opportunity to find stocks we consider bargains. The current bull market has certainly made our task of identifying long-term bargains more difficult, but it has also made our work more rewarding as investors are more willing to quickly respond to improved company fundamentals once they emerge.

         The Templeton approach leaves to other investors the arduous task of competing for small returns in the area of short-term prognostication. We instead focus on those situations that others often ignore, where the opportunity for sizable long-term investment returns might be realized. Such opportunities often present themselves when the prospect for short-term trading profits seem the least. By focusing on the long-term potential rather than the short-term problems, we believe we greatly enhance the possibility of acquiring shares at attractive levels for our clients. While we are always searching for new methodologies that might further bolster our stock selection skills, our research staff remains committed to exploiting those methods that have already proven worthwhile.

Total Return Index Comparison(1)
$5,000,000 Investment:  10/18/90-06/30/97


[GRAPH]


Period ended June 30, 1997

                                                                        SINCE
                                                                      INCEPTION
                                                    ONE-YEAR          (10/18/90)
Average Annual Total Return(1,2)                      24.3%              14.1%
Cumulative Total Return(1,3)                          24.3%             142.5%

(1) The Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees in order to limit the total expenses of the Fund to 1% of average net assets through April 30, 1998. If these fee reductions are insufficient to so limit the Fund's expenses, the Fund Administrator has agreed to make certain payments to reduce the Fund's expenses. After April 30, 1998, these agreements may end at any time upon notice to the Board. These voluntary agreements did not result in any fee waivers for the Fund for the fiscal year ended December 31, 1996.

(2) Average annual total return figures represent the average annual change in value of an investment over the specified periods.

(3) The cumulative total return represents the change in value of an investment over the period(s) indicated.

    All calculations assume that dividends and capital gains were reinvested when paid. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


         This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings, may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

         Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political and other factors in the countries where the Fund is invested. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. These special risks and other considerations are discussed in the Fund's prospectus.

         The current market environment continues to present a serious challenge for bargain hunters like Templeton, but our staff's careful and disciplined implementation of our investment process has seen our firm through both bull and bear markets in the past with a degree of success. Therefore, we look forward to a bright future where the relationship we have enjoyed with you will grow only stronger. Please feel free to contact us with any questions or comments you might have.


Best regards,


/s/ Donald F. Reed

Donald F. Reed, C.F.A., C.I.C.
President
Templeton Institutional Funds, Inc.


/s/ Gary P. Motyl

Gary P. Motyl, C.F.A.
Executive Vice President
Templeton Investment Counsel, Inc.




For more complete portfolio information, call Templeton Fund Information, toll-free, at 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

                                                    SIX MONTHS
                                                       ENDED                           YEAR ENDED DECEMBER 31
                                                   JUNE 30, 1997      ---------------------------------------------------------
                                                    (UNAUDITED)        1996          1995          1994        1993+       1992+
                                                   -------------    ----------    ----------    ----------    --------    ------
Net asset value, beginning of period                $     16.34     $    14.04    $    12.86    $    13.32    $  10.05    $ 10.63
                                                     ----------     ----------    ----------    ----------    --------     ------
Income from investment operations:
   Net investment income                                    .30            .45           .31           .20         .23        .27
   Net realized and unrealized gain (loss)                 1.80           2.54          1.35          (.16)       3.19      (.41)
                                                     ----------     ----------    ----------    ----------    --------     ------
Total from investment operations                           2.10           2.99          1.66           .04        3.42      (.14)
                                                     ----------     ----------    ----------    ----------    --------     ------
Distributions:
   Dividends from net investment income                    (.01)          (.45)         (.31)         (.19)       (.09)     (.24)
   Amount in excess of net investment income                 --           (.02)           --            --          --         --
   Distributions from net realized gains                   (.01)          (.14)         (.17)         (.31)       (.06)     (.20)
   Amount in excess of net realized gains                    --           (.08)           --            --          --         --
                                                     ----------     ----------    ----------    ----------    --------     ------
Total distributions                                        (.02)          (.69)         (.48)         (.50)       (.15)     (.44)
                                                     ----------     ----------    ----------    ----------    --------     ------
Change in net asset value                                  2.08           2.30          1.18          (.46)       3.27      (.58)
                                                     ----------     ----------    ----------    ----------    --------     ------
Net asset value, end of period                      $     18.42     $    16.34    $    14.04    $    12.86    $  13.32    $ 10.05
                                                     ==========     ==========    ==========    ==========    ========     ======
TOTAL RETURN*                                            12.86%         21.58%        13.00%          .24%      34.03%    (1.33)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                     $ 3,573,278     $2,857,591    $1,817,883    $1,093,227    $407,970    $   566
Ratio of expenses to average net assets                    .86%**         .87%          .88%          .95%       1.03%      8.82%
Ratio of expenses, net of fee waiver, to average
  net assets                                               .86%**         .87%          .88%          .95%       1.00%      1.00%
Ratio of net investment income to net average
  net assets                                              3.59%**        3.20%         2.70%         2.03%       1.73%      2.38%
Portfolio turnover rate                                   8.07%          7.39%        20.87%         7.90%      42.79%      8.45%
Average commission rate paid (per share)            $     .0029     $    .0021

 * NOT ANNUALIZED IN PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + BASED ON AVERAGE WEIGHTED SHARES OUTSTANDING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 78.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNICAL SYSTEMS: 0.0%
                                  Hong Kong Aircraft Engineering Co. Ltd.                  H.K.         195,600    $      711,980
---------------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 1.2%
                                  Sony Corp.                                               Jpn.         471,700        41,115,810
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 2.4%
                                  Bertrand Faure                                            Fr.         101,530         5,347,139
                                  Fiat Spa                                                 Itl.      11,600,000        41,706,485
                                  Volvo AB, B                                              Swe.       1,513,075        40,489,500
                                                                                                                   -------------
                                                                                                                       87,543,124
---------------------------------------------------------------------------------------------------------------------------------
BANKING: 13.2%
                                  ABN AMRO NV                                             Neth.           9,076           169,230
                                  Argentaria Corporacion Bancaria de Espana SA, ADR         Sp.       1,398,000        39,668,250
                                  Australia & New Zealand Banking Group Ltd.               Aus.       3,126,161        23,367,960
                                  Banco di Sardegna SPA, di Risp                           Itl.         983,450         8,883,110
                                  Banco Totta & Acores SA                                 Port.         444,000         7,419,762
                                  Banque Nationale de Paris, ADR, 144A                      Fr.         877,000        36,144,333
                                  Barclays PLC                                             U.K.       1,186,568        23,553,915
                                  BPI Socieda de Gestora de Participacoes Socias SA       Port.         609,408        11,859,892
                                  Canadian Imperial Bank of Commerce                       Can.       1,473,600        37,134,784
                                  Cho Hung Bank Co. Ltd., GDR                              Kor.         600,000         4,305,000
                              *   Commercial Bank of Korea Co. Ltd.                        Kor.         615,000         3,296,622
                                  Credit Suisse Group, reg.                               Swtz.         280,400        35,997,946
                                  Daegu Bank Co. Ltd.                                      Kor.         563,468         4,829,898
                              *   Daegu Bank Co. Ltd., rts.                                Kor.         196,255           311,997
                                  Deutsche Bank AG                                         Ger.         679,900        39,923,023
                                  Foreningssparbanken AB, A                                Swe.          90,000         2,001,163
                                  Foreningssparbanken AB, A, 144A                          Swe.         374,320         8,323,061
                                  HSBC Holdings PLC                                        H.K.       1,588,930        47,787,060
                                  Komercni Banka AS                                        Csk.         132,500         6,864,438
                              *   Komercni Banka AS, GDR, 144A                             Csk.         326,500         6,799,362
                              *   Kookmin Bank, new                                        Kor.          18,747           401,889
                              *   Kookmin Bank, GDR, Reg S                                 Kor.         185,000         4,000,625
                                  Korea Long Term Credit Bank                              Kor.         151,400         2,397,103
                                  Merita Ltd., A                                           Fin.       7,750,000        25,371,913
                                  National Bank of Canada                                  Can.       1,065,400        13,346,913
                              *   PT Bank Pan Indonesia TBK, rts.                         Indo.       4,772,000           784,868
                              *   Philippine National Bank                                Phil.       1,622,875        11,013,597
                              *   PT Bank Pan Indonesia TBK                               Indo.       9,544,000         6,278,947
                                  PT Lippo Bank, fgn.                                     Indo.       7,252,000         7,454,770
                                  Svenska Handelsbanken, A                                 Swe.       1,289,650        41,012,721
                                  Thai Farmers Bank Public Co. Ltd., fgn.                 Thai.       2,473,800        10,504,459
                                                                                                                   -------------
                                                                                                                      471,208,611
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 0.2%
                                  News Corp. Ltd.                                          Aus.       1,225,715         5,876,754
---------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 1.9%
                                  Pioneer International Ltd.                               Aus.       9,989,572        38,618,119
                                  Siam City Cement, fgn.                                  Thai.         585,700         2,385,306
                                  Svedala Industri, A                                      Swe.       1,355,000        28,201,797
                                  Unione Cementi Marchino Emiliane (Unicem), di Risp       Itl.             200               511
                                                                                                                   -------------
                                                                                                                       69,205,733
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 2.0%
                                  Adecco SA                                               Swtz.          34,051        13,071,802
                                  Esselte AB, B                                            Swe.         929,400        21,866,822
                                  Hyder PLC                                                U.K.         998,333        13,508,061
                                  Societe Generale de Surveillance Holdings Ltd., br.     Swtz.           6,120        13,073,879
                              *   Waste Management International PLC                       U.K.       1,764,960         8,200,367
                                                                                                                   -------------
                                                                                                                       69,720,931
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 3.9%
                                  Akzo Nobel NV                                           Neth.         123,064        16,864,953
                                  Bayer AG                                                 Ger.         846,230        32,608,897
                                  Courtaulds PLC                                           U.K.         276,300         1,555,220
                                  European Vinyls Corp. EVC International NV              Neth.         142,762         3,614,688
                                  Imperial Chemical Industries PLC                         U.K.         387,000         5,384,578
                                  Rhone-Poulenc SA, A                                       Fr.       1,489,612        60,834,632
                                  Solvay SA                                                Bel.          29,517        17,387,063
                                  Solvay SA, ADR                                           Bel.           1,615            95,132
                                                                                                                   -------------
                                                                                                                      138,345,163
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.7%
                                  Daito Trust Construction Co. Ltd.                        Jpn.       1,084,400        12,773,231
                                  Fletcher Challenge Building Ltd.                         N.Z.       1,403,250         4,222,494
                                  Kyudenko Corp.                                           Jpn.         909,000         7,661,583
                                                                                                                   -------------
                                                                                                                       24,657,308
---------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 0.6%
                              *   Newbridge Networks Corp.                                 Can.         475,800        20,397,089
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 4.3%
                                  ABB AG, br.                                             Swtz.          19,679        29,777,877
                                  Alcatel Alsthom SA                                        Fr.         200,654        25,129,978
                                  Hitachi Ltd.                                             Jpn.       4,055,000        45,287,497
                                  Philips Electronics NV                                  Neth.         735,000        52,647,104
                                                                                                                   -------------
                                                                                                                      152,842,456
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 0.5%
                                  BICC                                                     U.K.       5,991,099        17,609,435
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 3.8%
                                  Fletcher Challenge Energy Ltd.                           N.Z.       1,405,000         4,246,847
                                  MOL Magyar Olay-Es Gazipari RT, GDS 144A                 Hun.       1,339,742        29,809,259
                                  Repsol SA                                                 Sp.         715,500        30,251,544
                                  Saga Petroleum AS, A                                     Nor.       1,128,500        21,402,268
                                  Societe Elf Aquitane SA                                   Fr.         442,308        47,717,813
                                  YPF Sociedad Anonima, ADR                                Arg.          46,000         1,414,500
                                                                                                                   -------------
                                                                                                                      134,842,231
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 2.2%
                                  Axa-UAP SA                                                Fr.         580,354        36,094,983
                                  Chile Fund Inc.                                         Chil.         342,600         8,950,425
                              *   India Fund, B                                            Ind.       3,755,265         6,972,840
                              *   Industrial Credit & Inv. Corp. of India (ICICI),
                                    GDR, 144A                                              Ind.         990,000        14,355,000
                              *   Korea International Trust                                Kor.              72         2,448,000
                                  London Pacific Group Ltd.                                U.K.       1,212,080         4,208,541
                                  Thai Fund Inc.                                          Thai.         360,043         5,535,661
                                  Thailand International Fund Ltd. (The), IDR             Thai.              95         1,579,375
                                                                                                                   -------------
                                                                                                                       80,144,825
---------------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 1.3%
                                  Albert Fisher Group PLC                                  U.K.      29,283,920        21,091,601
                                  Hillsdown Holdings PLC                                   U.K.       6,885,010        19,376,954
                                  Northern Foods PLC                                       U.K.         822,811         2,726,763
                                  Tate & Lyle PLC                                          U.K.         114,000           847,658
                                  Vetropack AG                                            Swtz.          11,600         2,033,276
                                                                                                                   -------------
                                                                                                                       46,076,252
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 3.4%
                              *   Asia Pacific Resources International, A                 Indo.          59,000           287,625
                              *   Asia Pulp & Paper Co. Ltd., ADR                         Indo.         185,100         2,799,637
                                  Assidomaen AB                                            Swe.         200,000         5,688,062
                                  Carter Holt Harvey Ltd.                                  N.Z.         747,700         1,935,007
                                  Cartiere Burgo SPA                                       Itl.       2,218,760        12,330,216
                                  Enso OY, R                                               Fin.          54,000           499,157
                                  Fletcher Challenge Ltd. Forestry Division                N.Z.       4,174,398         6,067,892
                                  Fletcher Challenge Paper Ltd.                            N.Z.       2,732,500         6,626,110
                                  Metsa Serla OY, B                                        Fin.       1,350,500        11,001,136
                                  PT Barito Pacific Timber, fgn.                          Indo.       3,852,000         3,286,554
                                  PT Pabrik Kertas Tjiwi Kimia, fgn.                      Indo.       1,405,998         1,633,201
                                  Sappi Ltd.                                              S.AF.         207,345         1,873,737
                                  Stora Kopparbergs Bergslags AB, B                        Swe.       1,196,500        19,489,238
                                  Svenska Cellulosa AB, B                                  Swe.         600,000        12,565,445
                              +   Unipapel SA                                               Sp.         309,693         6,515,428
                                  UPM-Kymmene Corp.                                        Fin.       1,305,000        30,660,055
                                                                                                                   -------------
                                                                                                                      123,258,500
---------------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 1.8%
                                  Astra AB, A                                              Swe.       1,446,667        26,930,386
                                  Medeva PLC                                               U.K.       1,739,171         7,428,889
                                  Nycomed ASA, A                                           Nor.         790,000        11,641,107
                                  Nycomed ASA, B                                           Nor.       1,404,680        20,027,978
                                                                                                                   -------------
                                                                                                                       66,028,360
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.3%
                                  BTR PLC                                                  U.K.      10,264,000        35,125,514
                                  BTR PLC, A                                               U.K.       1,375,780         4,570,629
                                  Lucas Varity PLC                                         U.K.       2,300,000         7,966,827
                                                                                                                   -------------
                                                                                                                       47,662,970
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE: 6.0%
                                  Ace Ltd.                                                 Bmu.         336,500        24,858,937
                                  Aegon NV                                                Neth.         444,689        31,036,932
                                  GIO Australia Holdings Ltd.                              Aus.       7,735,003        23,945,208
                                  INA-Istituto Nazionale Delle Assicurazioni SpA           Itl.      12,104,000        18,333,351
                                  Ing Groep NV                                            Neth.         849,352        39,159,588
                                  London Insurance Group Inc.                              Can.       1,039,200        20,017,177
                                  Skandia Foersaekrings AB, free                           Swe.         300,000        11,052,938
                                  Zuerich Versicherung, new                               Swtz.         112,875        44,902,687
                                                                                                                   -------------
                                                                                                                      213,306,818
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM: 0.6%
                                  Kuoni Reisen Holding AG, B                              Swtz.           6,395        21,893,187
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 0.8%
                                  Hitachi Koki Co. Ltd.                                    Jpn.         612,000         4,373,336
                                  Hitachi Koki Co. Ltd., ADR                               Jpn.              50             3,573
                                  VA Technologie AG                                       Aust.         107,550        19,681,909
                                  VA Technologie AG, 144A                                 Aust.          28,000         5,124,067
                                                                                                                   -------------
                                                                                                                       29,182,885
---------------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 1.5%
                                  Dairy Farm International Holdings Ltd.                   H.K.       5,531,430         4,148,572
                                  House of Fraser PLC                                      U.K.       1,750,000         4,604,573
                                  Kwik Save Group PLC                                      U.K.       2,665,910        13,518,453
                                  Storehouse PLC                                           U.K.       9,558,000        30,003,547
                                                                                                                   -------------
                                                                                                                       52,275,145
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 2.3%
                                  Boehler Uddeholm AG                                     Aust.          20,450         1,585,840
                                  Boehler Uddeholm AG, 144A                               Aust.          60,000         4,652,832
                                  Elkem AS                                                 Nor.         820,100        16,056,916
                                  Pechiney SA, A                                            Fr.         416,085        16,390,777
                                  RGC Ltd.                                                 Aus.       3,880,170        14,209,106
                              *   Union Miniere NPV                                        Bel.         248,670        23,284,743
                                  Vale do Rio Doce, ADR                                   Braz.         335,000         7,409,177
                                                                                                                   -------------
                                                                                                                       83,589,391
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES: 0.0%
                                  Golden Hope Plantations BHD, fgn.                        Mal.       1,008,000         1,733,249
---------------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 3.5%
                                  Alfa SA de CV, A                                         Mex.         450,000         3,071,015
                                  Cie Generale d'Industrie et de Participation CGIP         Fr.          25,000         7,104,327
                                  Hicom Holdings Bhd                                       Mal.       4,684,050         9,075,182
                                  Hutchison Whampoa Ltd.                                   H.K.       3,149,500        27,237,425
                                  Jardine Matheson Holdings Ltd.                           H.K.       3,142,341        22,310,621
                                  Jardine Strategic Holdings Ltd.                          H.K.       4,815,130        18,201,191
                              *   Jardine Strategic Holdings Ltd., wts.                    H.K.         345,687           136,546
                                  Marine Wendel                                             Fr.          29,105         2,971,566
                                  PT Bimantara Citra, fgn.                                Indo.       4,280,000         7,479,441
                                  Swire Pacific Ltd., A                                    H.K.       3,195,000        28,765,021
                                                                                                                   -------------
                                                                                                                      126,352,335
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 2.0%
                                  Bail Investissement                                       Fr.          92,800        12,490,820
                                  Hang Lung Development Co. Ltd.                           H.K.       4,684,050         8,585,379
                                  New World Development Co. Ltd.                           H.K.       3,269,718        19,498,537
                                  Taylor Woodrow PLC                                       U.K.      11,078,810        32,655,821
                                                                                                                   -------------
                                                                                                                       73,230,557
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 6.6%
                                  British Telecommunications PLC                           U.K.         965,000         7,167,313
                                  Compania De Telecomunicaciones De Chile S.A.,Spons.
                                    ADR                                                   Chil.         315,010        10,395,330
                                  Hong Kong Telecommunications Ltd.                        H.K.         255,500           610,116
                                  Jasmine International Public Co. Ltd., fgn.             Thai.       3,141,000         2,788,767
                                  Koninklijke PTT Nederland                               Neth.         200,000         7,845,535
                                  Nokia AB, A                                              Fin.         580,000        43,784,122
                              *   SPT Telecom AS                                           Csk.         138,000        14,468,977
                                  STET (Sta Finanziaria Telefonica Torino) SpA             Itl.          36,950           215,277
                                  STET (Sta Finanziaria Telefonica Torino) SpA, di
                                    Risp                                                   Itl.      15,254,000        52,833,379
                                  Tele Danmark AS, B                                       Den.          85,000         4,416,482
                                  Telecom Argentina Stet France SA, ADR                    Arg.         557,700        29,279,250
                                  Telefonica de Argentina SA, B, ADR                       Arg.         122,200         4,231,175
                                  Telefonica de Espana SA                                   Sp.       1,872,944        54,148,257
                              *   Videsh Sanchar Nigam Ltd., GDR, 144A                     Ind.         127,600         2,657,270
                                                                                                                   -------------
                                                                                                                      234,841,250
---------------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.2%
                                  Courtaulds Textiles PLC                                  U.K.       1,500,000         7,656,246
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 1.7%
                                  Brambles Industries Ltd.                                 Aus.         569,000        11,252,230
                                  Cathay Pacific Airways Ltd.                              H.K.       8,911,050        18,460,929
                                  Qantas Airways Ltd., ADR, 144A                           Aus.         827,500        18,809,075
                                  Unitor AS                                                Nor.         818,735        11,729,408
                                                                                                                   -------------
                                                                                                                       60,251,642
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS: 7.4%
                                  BG PLC                                                   U.K.       8,116,150        29,870,092
                                  British Energy Ltd.                                      U.K.       3,000,000         7,319,023
                              *   Centrica PLC                                             U.K.       6,116,150         7,460,707
                              *   CEZ                                                      Csk.         454,663        12,548,519
                                  Endesa-Empresa Nacional de Electricidad SA                Sp.         379,200        31,833,756
                                  Evn Energie-Versorgung Niederoesterreich AG             Aust.         124,138        15,993,437
                                  Hong Kong Electric Holdings Ltd.                         H.K.       2,399,800         9,664,497
                                  Iberdrola SA                                              Sp.       2,837,643        35,819,586
                                  Korea Electric Power Corp.                               Kor.         225,000         6,714,527
                                  National Power PLC                                       U.K.       3,069,416        26,682,129
                                  Shandong Huaneng Power                                   Chn.       1,032,965        11,104,374
                                  Thames Water Group PLC                                   U.K.       3,318,260        38,322,259
                                  VEBA AG                                                  Ger.         544,500        30,754,774
                                                                                                                   -------------
                                                                                                                      264,087,680
---------------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.9%
                                  Brierley Investments Ltd.                                N.Z.      32,693,199        31,977,915
                                                                                                                   -------------
TOTAL COMMON STOCKS (cost $2,140,877,636)                                                                           2,797,625,832
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 7.3%
---------------------------------------------------------------------------------------------------------------------------------
                                  ABN Amro NV, conv., pfd.                                Neth.         571,188        40,738,866
                                  Banco Bradesco SA, pfd.                                 Braz.       1,014,500        10,224,630
                                  Cia de Inversiones en Telecomunicaciones SA, conv.,
                                    pfd. 7.0%, 3/3/98                                      Arg.         608,790        41,397,720
                                  Concessioni e Costruzioni Autostrade SPA, B, pfd.        Itl.       8,865,000        18,044,036
                              *   Lojas Americanas SA, pfd.                               Braz.     396,729,153         5,380,378
                                  Nacional Financiera SA, 11.25%, conv., pfd.,
                                  5/15/98, PRIDE 4                                         U.S.         177,000         8,496,000
                                  Nacional Financiera SA, 11.25%, conv., pfd.,
                                  5/15/98, PRIDE EURO TRANCHE                              U.S.         541,031        25,969,488
                                  News Corp. Ltd., pfd.                                    Aus.       5,243,957        20,668,259
                                  Philippine Long Distance Telephone Co., 5.75%, cum.
                                    pfd. GDR, 144A                                        Phil.         585,500        21,883,062
                                  Telebras-Telecomunicacoes Brasileiras SA, pfd., ADR     Braz.         445,000        67,528,750
                                                                                                                   -------------
TOTAL PREFERRED STOCKS (cost $137,068,508)                                                                            260,331,189
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL IN
                                                                                                     LOCAL CURRENCY**
---------------------------------------------------------------------------------------------------------------------------------

SHORT TERM OBLIGATIONS: 15.7% (cost $559,837,103)
---------------------------------------------------------------------------------------------------------------------------------
                                  U.S. Treasury Bills, 4.68% to 5.125% with maturities
                                    to 9/25/97                                                      563,284,000       559,834,326
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 101.2% (cost $2,837,783,247)                                                                     3,617,791,347
OTHER ASSETS, LESS LIABILITIES: (1.2%)                                                                                (44,512,924)
                                                                                                                   -------------
TOTAL NET ASSETS: 100.0%                                                                                           $3,573,278,423
                                                                                                                   =============

 * NON-INCOME PRODUCING.
** PRINCIPAL AMOUNT IN CURRENCY OF COUNTRY INDICATED.
 + THE INVESTMENT COMPANY ACT OF 1940 DEFINES "AFFILIATED COMPANIES" AS
   INVESTMENTS IN PORTFOLIO COMPANIES IN WHICH THE FUND OWNS 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES. INVESTMENTS IN AFFILIATED COMPANIES AT JUNE 30, 1997 WERE $6,515,428.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

Assets:
   Investments in securities, at value (identified cost $2,837,783,247)                                            $3,617,791,347
   Receivables:
      Investment securities sold                                                                                          159,341
      Capital shares sold                                                                                              15,765,733
      Dividends and interest                                                                                           15,788,805
                                                                                                                   -------------
         Total assets                                                                                               3,649,505,226
                                                                                                                   -------------
Liabilities:
   Payables:
      Investment securities purchased                                                                                  38,840,918
      Capital shares redeemed                                                                                          33,952,096
   Accrued expenses                                                                                                     3,433,789
                                                                                                                   -------------
         Total liabilities                                                                                             76,226,803
                                                                                                                   -------------
Net assets, at value                                                                                               $3,573,278,423
                                                                                                                   =============
Net assets consist of:
   Undistributed net investment income                                                                             $   51,477,613
   Net unrealized appreciation                                                                                        780,008,100
   Accumulated net realized gain                                                                                       32,205,788
   Net capital paid in on shares of capital stock                                                                   2,709,586,922
                                                                                                                   -------------
Net assets, at value                                                                                               $3,573,278,423
                                                                                                                   =============
Shares outstanding                                                                                                    194,000,996
                                                                                                                   =============
Net asset value per share ($3,573,278,423 / 194,000,996 shares outstanding)                                        $        18.42
                                                                                                                   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (cont.)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
for the six months ended June 30, 1997 (unaudited)

Investment income:
    (net of $6,657,633 foreign taxes withheld)
    Dividends                                                                                         $ 14,320,495
    Interest                                                                                            56,159,296
                                                                                                      ------------
      Total income                                                                                                   $ 70,479,791
Expenses:
    Management fees (Note 4)                                                                            11,099,924
    Administrative fees (Note 4)                                                                         1,362,125
    Transfer agent fees                                                                                      4,200
    Custodian fees                                                                                         937,700
    Reports to shareholders                                                                                 22,700
    Audit fees                                                                                              27,000
    Registration and filing fees                                                                            67,800
    Directors' fees and expenses                                                                            32,500
    Other                                                                                                   24,972
                                                                                                      ------------
      Total expenses                                                                                                   13,578,921
                                                                                                                     ------------
         Net investment income                                                                                         56,900,870
Realized and unrealized gain (loss):
    Net realized gain (loss) on:
      Investments                                                                                       49,162,638
      Foreign currency transactions                                                                     (2,525,186)
                                                                                                      ------------
                                                                                                        46,637,452
    Net unrealized appreciation on investments                                                         294,197,694
                                                                                                      ------------
      Net realized and unrealized gain                                                                                340,835,146
                                                                                                                     ------------
Net increase in net assets resulting from operations                                                                 $397,736,016
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (cont.)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS
                                                                                                 ENDED
                                                                                             JUNE 30, 1997         YEAR ENDED
                                                                                              (UNAUDITED)      DECEMBER 31, 1996
                                                                                             -------------     ------------------
Increase in net assets:
   Operations:
      Net investment income                                                                  $   56,900,870      $   75,619,375
      Net realized gain on investments and foreign currency transactions                         46,637,452          19,801,000
      Net unrealized appreciation                                                               294,197,694         367,862,740
                                                                                             --------------      --------------
         Net increase in net assets resulting from operations                                   397,736,016         463,283,115
   Distributions to shareholders:
      From net investment income                                                                 (2,754,226)        (76,624,372)
      Amount in excess of net investment income                                                          --          (2,669,031)
      From net realized gain                                                                       (919,340)        (21,922,688)
      Amount in excess of net realized gain                                                              --         (13,512,324)
   Capital share transactions (Note 3)                                                          321,625,240         691,152,726
                                                                                             --------------      --------------
         Net increase in net assets                                                             715,687,690       1,039,707,426
Net assets:
   Beginning of period                                                                        2,857,590,733       1,817,883,307
                                                                                             --------------      --------------
   End of period                                                                             $3,573,278,423      $2,857,590,733
                                                                                             ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER OF TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY (SOUTH AFRICA
FREE) SERIES

On January 29, 1996, the Fund acquired all of the net assets of the Company's Foreign Equity (South Africa Free) Series pursuant to a plan of reorganization approved by Foreign Equity (South Africa Free) Series shareholders. The merger was accomplished by a tax free exchange of 1,243,044 shares of the Fund (valued at $17,800,619) for the net assets of the Foreign Equity (South Africa Free) Series which aggregated $17,800,619 including $1,537,866 of unrealized appreciation. The merger was accounted for as a pooling-of-interest without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $1,911,308,133.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (cont.)
--------------------------------------------------------------------------------

3. CAPITAL STOCK

At June 30, 1997, there were 700 million shares authorized ($0.01 par value) of which 355 million shares have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                  YEAR ENDED
                                                                JUNE 30, 1997                DECEMBER 31, 1996
                                                          -------------------------      -------------------------
                                                           SHARES         AMOUNT          SHARES         AMOUNT
                                                         ----------    -------------    ----------    -------------
           Shares sold                                    29,948,164   $ 507,403,059     57,725,609   $ 882,382,585
           Shares issued on reinvestment of
             distributions                                   300,722       4,967,116      6,311,870      97,071,255
           Shares issued on merger                                                        1,243,044      17,800,619
           Shares redeemed                               (11,088,733)   (190,744,935)   (19,936,059)   (306,101,733)
                                                          ----------    ------------     ----------    ------------
           Net increase                                   19,160,153   $ 321,625,240     45,344,464   $ 691,152,726
                                                          ==========    ============     ==========    ============

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FTSI based on the Company's aggregate average net assets as follows: 0.15% per annum on the first $200 million, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% in excess of $1.2 billion. TICI and FTSI agreed in advance to limit total expenses of the Fund to an annual rate of 1.00% of average net assets through May 1, 1998. For the six months ended June 30, 1997, no reimbursement was necessary under the agreement.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997, aggregated $389,750,251 and $220,214,988, respectively.

6. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $2,840,518,746, was as follows:

           Unrealized appreciation                                                                $ 879,967,635
           Unrealized depreciation                                                                 (102,695,034)
                                                                                                   ------------
           Net unrealized appreciation                                                            $ 777,272,601
                                                                                                   ============

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., which contains more complete information including risk factors, charges, and expenses.

Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting the securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.


                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                              700 Central Avenue
                                              St. Petersburg, Florida 33701-3628

                                          Institutional Services: 1-800-321-8563
[LOGO]                                          Fund Information: 1-800-362-6243


ZT454 S 6/97

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

                                                    SIX MONTHS
                                                       ENDED                           YEAR ENDED DECEMBER 31
                                                   JUNE 30, 1997      ---------------------------------------------------------
                                                    (UNAUDITED)        1996          1995          1994        1993+       1992+
                                                   -------------    ----------    ----------    ----------    --------    ------
Net asset value, beginning of period                $     16.34     $    14.04    $    12.86    $    13.32    $  10.05    $ 10.63
                                                     ----------     ----------    ----------    ----------    --------     ------
Income from investment operations:
   Net investment income                                    .30            .45           .31           .20         .23        .27
   Net realized and unrealized gain (loss)                 1.80           2.54          1.35          (.16)       3.19      (.41)
                                                     ----------     ----------    ----------    ----------    --------     ------
Total from investment operations                           2.10           2.99          1.66           .04        3.42      (.14)
                                                     ----------     ----------    ----------    ----------    --------     ------
Distributions:
   Dividends from net investment income                    (.01)          (.45)         (.31)         (.19)       (.09)     (.24)
   Amount in excess of net investment income                 --           (.02)           --            --          --         --
   Distributions from net realized gains                   (.01)          (.14)         (.17)         (.31)       (.06)     (.20)
   Amount in excess of net realized gains                    --           (.08)           --            --          --         --
                                                     ----------     ----------    ----------    ----------    --------     ------
Total distributions                                        (.02)          (.69)         (.48)         (.50)       (.15)     (.44)
                                                     ----------     ----------    ----------    ----------    --------     ------
Change in net asset value                                  2.08           2.30          1.18          (.46)       3.27      (.58)
                                                     ----------     ----------    ----------    ----------    --------     ------
Net asset value, end of period                      $     18.42     $    16.34    $    14.04    $    12.86    $  13.32    $ 10.05
                                                     ==========     ==========    ==========    ==========    ========     ======
TOTAL RETURN*                                            12.86%         21.58%        13.00%          .24%      34.03%    (1.33)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                     $ 3,573,278     $2,857,591    $1,817,883    $1,093,227    $407,970    $   566
Ratio of expenses to average net assets                    .86%**         .87%          .88%          .95%       1.03%      8.82%
Ratio of expenses, net of fee waiver, to average
  net assets                                               .86%**         .87%          .88%          .95%       1.00%      1.00%
Ratio of net investment income to net average
  net assets                                              3.59%**        3.20%         2.70%         2.03%       1.73%      2.38%
Portfolio turnover rate                                   8.07%          7.39%        20.87%         7.90%      42.79%      8.45%
Average commission rate paid (per share)            $     .0029     $    .0021

 * NOT ANNUALIZED IN PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + BASED ON AVERAGE WEIGHTED SHARES OUTSTANDING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 78.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNICAL SYSTEMS: 0.0%
                                  Hong Kong Aircraft Engineering Co. Ltd.                  H.K.         195,600    $      711,980
---------------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 1.2%
                                  Sony Corp.                                               Jpn.         471,700        41,115,810
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 2.4%
                                  Bertrand Faure                                            Fr.         101,530         5,347,139
                                  Fiat Spa                                                 Itl.      11,600,000        41,706,485
                                  Volvo AB, B                                              Swe.       1,513,075        40,489,500
                                                                                                                   -------------
                                                                                                                       87,543,124
---------------------------------------------------------------------------------------------------------------------------------
BANKING: 13.2%
                                  ABN AMRO NV                                             Neth.           9,076           169,230
                                  Argentaria Corporacion Bancaria de Espana SA, ADR         Sp.       1,398,000        39,668,250
                                  Australia & New Zealand Banking Group Ltd.               Aus.       3,126,161        23,367,960
                                  Banco di Sardegna SPA, di Risp                           Itl.         983,450         8,883,110
                                  Banco Totta & Acores SA                                 Port.         444,000         7,419,762
                                  Banque Nationale de Paris, ADR, 144A                      Fr.         877,000        36,144,333
                                  Barclays PLC                                             U.K.       1,186,568        23,553,915
                                  BPI Socieda de Gestora de Participacoes Socias SA       Port.         609,408        11,859,892
                                  Canadian Imperial Bank of Commerce                       Can.       1,473,600        37,134,784
                                  Cho Hung Bank Co. Ltd., GDR                              Kor.         600,000         4,305,000
                              *   Commercial Bank of Korea Co. Ltd.                        Kor.         615,000         3,296,622
                                  Credit Suisse Group, reg.                               Swtz.         280,400        35,997,946
                                  Daegu Bank Co. Ltd.                                      Kor.         563,468         4,829,898
                              *   Daegu Bank Co. Ltd., rts.                                Kor.         196,255           311,997
                                  Deutsche Bank AG                                         Ger.         679,900        39,923,023
                                  Foreningssparbanken AB, A                                Swe.          90,000         2,001,163
                                  Foreningssparbanken AB, A, 144A                          Swe.         374,320         8,323,061
                                  HSBC Holdings PLC                                        H.K.       1,588,930        47,787,060
                                  Komercni Banka AS                                        Csk.         132,500         6,864,438
                              *   Komercni Banka AS, GDR, 144A                             Csk.         326,500         6,799,362
                              *   Kookmin Bank, new                                        Kor.          18,747           401,889
                              *   Kookmin Bank, GDR, Reg S                                 Kor.         185,000         4,000,625
                                  Korea Long Term Credit Bank                              Kor.         151,400         2,397,103
                                  Merita Ltd., A                                           Fin.       7,750,000        25,371,913
                                  National Bank of Canada                                  Can.       1,065,400        13,346,913
                              *   PT Bank Pan Indonesia TBK, rts.                         Indo.       4,772,000           784,868
                              *   Philippine National Bank                                Phil.       1,622,875        11,013,597
                              *   PT Bank Pan Indonesia TBK                               Indo.       9,544,000         6,278,947
                                  PT Lippo Bank, fgn.                                     Indo.       7,252,000         7,454,770
                                  Svenska Handelsbanken, A                                 Swe.       1,289,650        41,012,721
                                  Thai Farmers Bank Public Co. Ltd., fgn.                 Thai.       2,473,800        10,504,459
                                                                                                                   -------------
                                                                                                                      471,208,611
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 0.2%
                                  News Corp. Ltd.                                          Aus.       1,225,715         5,876,754
---------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 1.9%
                                  Pioneer International Ltd.                               Aus.       9,989,572        38,618,119
                                  Siam City Cement, fgn.                                  Thai.         585,700         2,385,306
                                  Svedala Industri, A                                      Swe.       1,355,000        28,201,797
                                  Unione Cementi Marchino Emiliane (Unicem), di Risp       Itl.             200               511
                                                                                                                   -------------
                                                                                                                       69,205,733
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 2.0%
                                  Adecco SA                                               Swtz.          34,051        13,071,802
                                  Esselte AB, B                                            Swe.         929,400        21,866,822
                                  Hyder PLC                                                U.K.         998,333        13,508,061
                                  Societe Generale de Surveillance Holdings Ltd., br.     Swtz.           6,120        13,073,879
                              *   Waste Management International PLC                       U.K.       1,764,960         8,200,367
                                                                                                                   -------------
                                                                                                                       69,720,931
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 3.9%
                                  Akzo Nobel NV                                           Neth.         123,064        16,864,953
                                  Bayer AG                                                 Ger.         846,230        32,608,897
                                  Courtaulds PLC                                           U.K.         276,300         1,555,220
                                  European Vinyls Corp. EVC International NV              Neth.         142,762         3,614,688
                                  Imperial Chemical Industries PLC                         U.K.         387,000         5,384,578
                                  Rhone-Poulenc SA, A                                       Fr.       1,489,612        60,834,632
                                  Solvay SA                                                Bel.          29,517        17,387,063
                                  Solvay SA, ADR                                           Bel.           1,615            95,132
                                                                                                                   -------------
                                                                                                                      138,345,163
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.7%
                                  Daito Trust Construction Co. Ltd.                        Jpn.       1,084,400        12,773,231
                                  Fletcher Challenge Building Ltd.                         N.Z.       1,403,250         4,222,494
                                  Kyudenko Corp.                                           Jpn.         909,000         7,661,583
                                                                                                                   -------------
                                                                                                                       24,657,308
---------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 0.6%
                              *   Newbridge Networks Corp.                                 Can.         475,800        20,397,089
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 4.3%
                                  ABB AG, br.                                             Swtz.          19,679        29,777,877
                                  Alcatel Alsthom SA                                        Fr.         200,654        25,129,978
                                  Hitachi Ltd.                                             Jpn.       4,055,000        45,287,497
                                  Philips Electronics NV                                  Neth.         735,000        52,647,104
                                                                                                                   -------------
                                                                                                                      152,842,456
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 0.5%
                                  BICC                                                     U.K.       5,991,099        17,609,435
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 3.8%
                                  Fletcher Challenge Energy Ltd.                           N.Z.       1,405,000         4,246,847
                                  MOL Magyar Olay-Es Gazipari RT, GDS 144A                 Hun.       1,339,742        29,809,259
                                  Repsol SA                                                 Sp.         715,500        30,251,544
                                  Saga Petroleum AS, A                                     Nor.       1,128,500        21,402,268
                                  Societe Elf Aquitane SA                                   Fr.         442,308        47,717,813
                                  YPF Sociedad Anonima, ADR                                Arg.          46,000         1,414,500
                                                                                                                   -------------
                                                                                                                      134,842,231
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 2.2%
                                  Axa-UAP SA                                                Fr.         580,354        36,094,983
                                  Chile Fund Inc.                                         Chil.         342,600         8,950,425
                              *   India Fund, B                                            Ind.       3,755,265         6,972,840
                              *   Industrial Credit & Inv. Corp. of India (ICICI),
                                    GDR, 144A                                              Ind.         990,000        14,355,000
                              *   Korea International Trust                                Kor.              72         2,448,000
                                  London Pacific Group Ltd.                                U.K.       1,212,080         4,208,541
                                  Thai Fund Inc.                                          Thai.         360,043         5,535,661
                                  Thailand International Fund Ltd. (The), IDR             Thai.              95         1,579,375
                                                                                                                   -------------
                                                                                                                       80,144,825
---------------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 1.3%
                                  Albert Fisher Group PLC                                  U.K.      29,283,920        21,091,601
                                  Hillsdown Holdings PLC                                   U.K.       6,885,010        19,376,954
                                  Northern Foods PLC                                       U.K.         822,811         2,726,763
                                  Tate & Lyle PLC                                          U.K.         114,000           847,658
                                  Vetropack AG                                            Swtz.          11,600         2,033,276
                                                                                                                   -------------
                                                                                                                       46,076,252
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 3.4%
                              *   Asia Pacific Resources International, A                 Indo.          59,000           287,625
                              *   Asia Pulp & Paper Co. Ltd., ADR                         Indo.         185,100         2,799,637
                                  Assidomaen AB                                            Swe.         200,000         5,688,062
                                  Carter Holt Harvey Ltd.                                  N.Z.         747,700         1,935,007
                                  Cartiere Burgo SPA                                       Itl.       2,218,760        12,330,216
                                  Enso OY, R                                               Fin.          54,000           499,157
                                  Fletcher Challenge Ltd. Forestry Division                N.Z.       4,174,398         6,067,892
                                  Fletcher Challenge Paper Ltd.                            N.Z.       2,732,500         6,626,110
                                  Metsa Serla OY, B                                        Fin.       1,350,500        11,001,136
                                  PT Barito Pacific Timber, fgn.                          Indo.       3,852,000         3,286,554
                                  PT Pabrik Kertas Tjiwi Kimia, fgn.                      Indo.       1,405,998         1,633,201
                                  Sappi Ltd.                                              S.AF.         207,345         1,873,737
                                  Stora Kopparbergs Bergslags AB, B                        Swe.       1,196,500        19,489,238
                                  Svenska Cellulosa AB, B                                  Swe.         600,000        12,565,445
                              +   Unipapel SA                                               Sp.         309,693         6,515,428
                                  UPM-Kymmene Corp.                                        Fin.       1,305,000        30,660,055
                                                                                                                   -------------
                                                                                                                      123,258,500
---------------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 1.8%
                                  Astra AB, A                                              Swe.       1,446,667        26,930,386
                                  Medeva PLC                                               U.K.       1,739,171         7,428,889
                                  Nycomed ASA, A                                           Nor.         790,000        11,641,107
                                  Nycomed ASA, B                                           Nor.       1,404,680        20,027,978
                                                                                                                   -------------
                                                                                                                       66,028,360
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.3%
                                  BTR PLC                                                  U.K.      10,264,000        35,125,514
                                  BTR PLC, A                                               U.K.       1,375,780         4,570,629
                                  Lucas Varity PLC                                         U.K.       2,300,000         7,966,827
                                                                                                                   -------------
                                                                                                                       47,662,970
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE: 6.0%
                                  Ace Ltd.                                                 Bmu.         336,500        24,858,937
                                  Aegon NV                                                Neth.         444,689        31,036,932
                                  GIO Australia Holdings Ltd.                              Aus.       7,735,003        23,945,208
                                  INA-Istituto Nazionale Delle Assicurazioni SpA           Itl.      12,104,000        18,333,351
                                  Ing Groep NV                                            Neth.         849,352        39,159,588
                                  London Insurance Group Inc.                              Can.       1,039,200        20,017,177
                                  Skandia Foersaekrings AB, free                           Swe.         300,000        11,052,938
                                  Zuerich Versicherung, new                               Swtz.         112,875        44,902,687
                                                                                                                   -------------
                                                                                                                      213,306,818
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM: 0.6%
                                  Kuoni Reisen Holding AG, B                              Swtz.           6,395        21,893,187
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 0.8%
                                  Hitachi Koki Co. Ltd.                                    Jpn.         612,000         4,373,336
                                  Hitachi Koki Co. Ltd., ADR                               Jpn.              50             3,573
                                  VA Technologie AG                                       Aust.         107,550        19,681,909
                                  VA Technologie AG, 144A                                 Aust.          28,000         5,124,067
                                                                                                                   -------------
                                                                                                                       29,182,885
---------------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 1.5%
                                  Dairy Farm International Holdings Ltd.                   H.K.       5,531,430         4,148,572
                                  House of Fraser PLC                                      U.K.       1,750,000         4,604,573
                                  Kwik Save Group PLC                                      U.K.       2,665,910        13,518,453
                                  Storehouse PLC                                           U.K.       9,558,000        30,003,547
                                                                                                                   -------------
                                                                                                                       52,275,145
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 2.3%
                                  Boehler Uddeholm AG                                     Aust.          20,450         1,585,840
                                  Boehler Uddeholm AG, 144A                               Aust.          60,000         4,652,832
                                  Elkem AS                                                 Nor.         820,100        16,056,916
                                  Pechiney SA, A                                            Fr.         416,085        16,390,777
                                  RGC Ltd.                                                 Aus.       3,880,170        14,209,106
                              *   Union Miniere NPV                                        Bel.         248,670        23,284,743
                                  Vale do Rio Doce, ADR                                   Braz.         335,000         7,409,177
                                                                                                                   -------------
                                                                                                                       83,589,391
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES: 0.0%
                                  Golden Hope Plantations BHD, fgn.                        Mal.       1,008,000         1,733,249
---------------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 3.5%
                                  Alfa SA de CV, A                                         Mex.         450,000         3,071,015
                                  Cie Generale d'Industrie et de Participation CGIP         Fr.          25,000         7,104,327
                                  Hicom Holdings Bhd                                       Mal.       4,684,050         9,075,182
                                  Hutchison Whampoa Ltd.                                   H.K.       3,149,500        27,237,425
                                  Jardine Matheson Holdings Ltd.                           H.K.       3,142,341        22,310,621
                                  Jardine Strategic Holdings Ltd.                          H.K.       4,815,130        18,201,191
                              *   Jardine Strategic Holdings Ltd., wts.                    H.K.         345,687           136,546
                                  Marine Wendel                                             Fr.          29,105         2,971,566
                                  PT Bimantara Citra, fgn.                                Indo.       4,280,000         7,479,441
                                  Swire Pacific Ltd., A                                    H.K.       3,195,000        28,765,021
                                                                                                                   -------------
                                                                                                                      126,352,335
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 2.0%
                                  Bail Investissement                                       Fr.          92,800        12,490,820
                                  Hang Lung Development Co. Ltd.                           H.K.       4,684,050         8,585,379
                                  New World Development Co. Ltd.                           H.K.       3,269,718        19,498,537
                                  Taylor Woodrow PLC                                       U.K.      11,078,810        32,655,821
                                                                                                                   -------------
                                                                                                                       73,230,557
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 6.6%
                                  British Telecommunications PLC                           U.K.         965,000         7,167,313
                                  Compania De Telecomunicaciones De Chile S.A.,Spons.
                                    ADR                                                   Chil.         315,010        10,395,330
                                  Hong Kong Telecommunications Ltd.                        H.K.         255,500           610,116
                                  Jasmine International Public Co. Ltd., fgn.             Thai.       3,141,000         2,788,767
                                  Koninklijke PTT Nederland                               Neth.         200,000         7,845,535
                                  Nokia AB, A                                              Fin.         580,000        43,784,122
                              *   SPT Telecom AS                                           Csk.         138,000        14,468,977
                                  STET (Sta Finanziaria Telefonica Torino) SpA             Itl.          36,950           215,277
                                  STET (Sta Finanziaria Telefonica Torino) SpA, di
                                    Risp                                                   Itl.      15,254,000        52,833,379
                                  Tele Danmark AS, B                                       Den.          85,000         4,416,482
                                  Telecom Argentina Stet France SA, ADR                    Arg.         557,700        29,279,250
                                  Telefonica de Argentina SA, B, ADR                       Arg.         122,200         4,231,175
                                  Telefonica de Espana SA                                   Sp.       1,872,944        54,148,257
                              *   Videsh Sanchar Nigam Ltd., GDR, 144A                     Ind.         127,600         2,657,270
                                                                                                                   -------------
                                                                                                                      234,841,250
---------------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.2%
                                  Courtaulds Textiles PLC                                  U.K.       1,500,000         7,656,246
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 1.7%
                                  Brambles Industries Ltd.                                 Aus.         569,000        11,252,230
                                  Cathay Pacific Airways Ltd.                              H.K.       8,911,050        18,460,929
                                  Qantas Airways Ltd., ADR, 144A                           Aus.         827,500        18,809,075
                                  Unitor AS                                                Nor.         818,735        11,729,408
                                                                                                                   -------------
                                                                                                                       60,251,642
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Investment Portfolio, June 30, 1997 (unaudited) (cont.)
--------------------------------------------------------------------------------

            INDUSTRY                                     ISSUE                           COUNTRY      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS: 7.4%
                                  BG PLC                                                   U.K.       8,116,150        29,870,092
                                  British Energy Ltd.                                      U.K.       3,000,000         7,319,023
                              *   Centrica PLC                                             U.K.       6,116,150         7,460,707
                              *   CEZ                                                      Csk.         454,663        12,548,519
                                  Endesa-Empresa Nacional de Electricidad SA                Sp.         379,200        31,833,756
                                  Evn Energie-Versorgung Niederoesterreich AG             Aust.         124,138        15,993,437
                                  Hong Kong Electric Holdings Ltd.                         H.K.       2,399,800         9,664,497
                                  Iberdrola SA                                              Sp.       2,837,643        35,819,586
                                  Korea Electric Power Corp.                               Kor.         225,000         6,714,527
                                  National Power PLC                                       U.K.       3,069,416        26,682,129
                                  Shandong Huaneng Power                                   Chn.       1,032,965        11,104,374
                                  Thames Water Group PLC                                   U.K.       3,318,260        38,322,259
                                  VEBA AG                                                  Ger.         544,500        30,754,774
                                                                                                                   -------------
                                                                                                                      264,087,680
---------------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.9%
                                  Brierley Investments Ltd.                                N.Z.      32,693,199        31,977,915
                                                                                                                   -------------
TOTAL COMMON STOCKS (cost $2,140,877,636)                                                                           2,797,625,832
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 7.3%
---------------------------------------------------------------------------------------------------------------------------------
                                  ABN Amro NV, conv., pfd.                                Neth.         571,188        40,738,866
                                  Banco Bradesco SA, pfd.                                 Braz.       1,014,500        10,224,630
                                  Cia de Inversiones en Telecomunicaciones SA, conv.,
                                    pfd. 7.0%, 3/3/98                                      Arg.         608,790        41,397,720
                                  Concessioni e Costruzioni Autostrade SPA, B, pfd.        Itl.       8,865,000        18,044,036
                              *   Lojas Americanas SA, pfd.                               Braz.     396,729,153         5,380,378
                                  Nacional Financiera SA, 11.25%, conv., pfd.,
                                  5/15/98, PRIDE 4                                         U.S.         177,000         8,496,000
                                  Nacional Financiera SA, 11.25%, conv., pfd.,
                                  5/15/98, PRIDE EURO TRANCHE                              U.S.         541,031        25,969,488
                                  News Corp. Ltd., pfd.                                    Aus.       5,243,957        20,668,259
                                  Philippine Long Distance Telephone Co., 5.75%, cum.
                                    pfd. GDR, 144A                                        Phil.         585,500        21,883,062
                                  Telebras-Telecomunicacoes Brasileiras SA, pfd., ADR     Braz.         445,000        67,528,750
                                                                                                                   -------------
TOTAL PREFERRED STOCKS (cost $137,068,508)                                                                            260,331,189
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL IN
                                                                                                     LOCAL CURRENCY**
---------------------------------------------------------------------------------------------------------------------------------

SHORT TERM OBLIGATIONS: 15.7% (cost $559,837,103)
---------------------------------------------------------------------------------------------------------------------------------
                                  U.S. Treasury Bills, 4.68% to 5.125% with maturities
                                    to 9/25/97                                                      563,284,000       559,834,326
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 101.2% (cost $2,837,783,247)                                                                     3,617,791,347
OTHER ASSETS, LESS LIABILITIES: (1.2%)                                                                                (44,512,924)
                                                                                                                   -------------
TOTAL NET ASSETS: 100.0%                                                                                           $3,573,278,423
                                                                                                                   =============

 * NON-INCOME PRODUCING.
** PRINCIPAL AMOUNT IN CURRENCY OF COUNTRY INDICATED.
 + THE INVESTMENT COMPANY ACT OF 1940 DEFINES "AFFILIATED COMPANIES" AS
   INVESTMENTS IN PORTFOLIO COMPANIES IN WHICH THE FUND OWNS 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES. INVESTMENTS IN AFFILIATED COMPANIES AT JUNE 30, 1997 WERE $6,515,428.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

Assets:
   Investments in securities, at value (identified cost $2,837,783,247)                                            $3,617,791,347
   Receivables:
      Investment securities sold                                                                                          159,341
      Capital shares sold                                                                                              15,765,733
      Dividends and interest                                                                                           15,788,805
                                                                                                                   -------------
         Total assets                                                                                               3,649,505,226
                                                                                                                   -------------
Liabilities:
   Payables:
      Investment securities purchased                                                                                  38,840,918
      Capital shares redeemed                                                                                          33,952,096
   Accrued expenses                                                                                                     3,433,789
                                                                                                                   -------------
         Total liabilities                                                                                             76,226,803
                                                                                                                   -------------
Net assets, at value                                                                                               $3,573,278,423
                                                                                                                   =============
Net assets consist of:
   Undistributed net investment income                                                                             $   51,477,613
   Net unrealized appreciation                                                                                        780,008,100
   Accumulated net realized gain                                                                                       32,205,788
   Net capital paid in on shares of capital stock                                                                   2,709,586,922
                                                                                                                   -------------
Net assets, at value                                                                                               $3,573,278,423
                                                                                                                   =============
Shares outstanding                                                                                                    194,000,996
                                                                                                                   =============
Net asset value per share ($3,573,278,423 / 194,000,996 shares outstanding)                                        $        18.42
                                                                                                                   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (cont.)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
for the six months ended June 30, 1997 (unaudited)

Investment income:
    (net of $6,657,633 foreign taxes withheld)
    Dividends                                                                                         $ 14,320,495
    Interest                                                                                            56,159,296
                                                                                                      ------------
      Total income                                                                                                   $ 70,479,791
Expenses:
    Management fees (Note 4)                                                                            11,099,924
    Administrative fees (Note 4)                                                                         1,362,125
    Transfer agent fees                                                                                      4,200
    Custodian fees                                                                                         937,700
    Reports to shareholders                                                                                 22,700
    Audit fees                                                                                              27,000
    Registration and filing fees                                                                            67,800
    Directors' fees and expenses                                                                            32,500
    Other                                                                                                   24,972
                                                                                                      ------------
      Total expenses                                                                                                   13,578,921
                                                                                                                     ------------
         Net investment income                                                                                         56,900,870
Realized and unrealized gain (loss):
    Net realized gain (loss) on:
      Investments                                                                                       49,162,638
      Foreign currency transactions                                                                     (2,525,186)
                                                                                                      ------------
                                                                                                        46,637,452
    Net unrealized appreciation on investments                                                         294,197,694
                                                                                                      ------------
      Net realized and unrealized gain                                                                                340,835,146
                                                                                                                     ------------
Net increase in net assets resulting from operations                                                                 $397,736,016
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (cont.)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS
                                                                                                 ENDED
                                                                                             JUNE 30, 1997         YEAR ENDED
                                                                                              (UNAUDITED)      DECEMBER 31, 1996
                                                                                             -------------     ------------------
Increase in net assets:
   Operations:
      Net investment income                                                                  $   56,900,870      $   75,619,375
      Net realized gain on investments and foreign currency transactions                         46,637,452          19,801,000
      Net unrealized appreciation                                                               294,197,694         367,862,740
                                                                                             --------------      --------------
         Net increase in net assets resulting from operations                                   397,736,016         463,283,115
   Distributions to shareholders:
      From net investment income                                                                 (2,754,226)        (76,624,372)
      Amount in excess of net investment income                                                          --          (2,669,031)
      From net realized gain                                                                       (919,340)        (21,922,688)
      Amount in excess of net realized gain                                                              --         (13,512,324)
   Capital share transactions (Note 3)                                                          321,625,240         691,152,726
                                                                                             --------------      --------------
         Net increase in net assets                                                             715,687,690       1,039,707,426
Net assets:
   Beginning of period                                                                        2,857,590,733       1,817,883,307
                                                                                             --------------      --------------
   End of period                                                                             $3,573,278,423      $2,857,590,733
                                                                                             ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER OF TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY (SOUTH AFRICA
FREE) SERIES

On January 29, 1996, the Fund acquired all of the net assets of the Company's Foreign Equity (South Africa Free) Series pursuant to a plan of reorganization approved by Foreign Equity (South Africa Free) Series shareholders. The merger was accomplished by a tax free exchange of 1,243,044 shares of the Fund (valued at $17,800,619) for the net assets of the Foreign Equity (South Africa Free) Series which aggregated $17,800,619 including $1,537,866 of unrealized appreciation. The merger was accounted for as a pooling-of-interest without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $1,911,308,133.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (cont.)
--------------------------------------------------------------------------------

3. CAPITAL STOCK

At June 30, 1997, there were 700 million shares authorized ($0.01 par value) of which 355 million shares have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                  YEAR ENDED
                                                                JUNE 30, 1997                DECEMBER 31, 1996
                                                          -------------------------      -------------------------
                                                           SHARES         AMOUNT          SHARES         AMOUNT
                                                         ----------    -------------    ----------    -------------
           Shares sold                                    29,948,164   $ 507,403,059     57,725,609   $ 882,382,585
           Shares issued on reinvestment of
             distributions                                   300,722       4,967,116      6,311,870      97,071,255
           Shares issued on merger                                                        1,243,044      17,800,619
           Shares redeemed                               (11,088,733)   (190,744,935)   (19,936,059)   (306,101,733)
                                                          ----------    ------------     ----------    ------------
           Net increase                                   19,160,153   $ 321,625,240     45,344,464   $ 691,152,726
                                                          ==========    ============     ==========    ============

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FTSI based on the Company's aggregate average net assets as follows: 0.15% per annum on the first $200 million, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% in excess of $1.2 billion. TICI and FTSI agreed in advance to limit total expenses of the Fund to an annual rate of 1.00% of average net assets through May 1, 1998. For the six months ended June 30, 1997, no reimbursement was necessary under the agreement.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997, aggregated $389,750,251 and $220,214,988, respectively.

6. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $2,840,518,746, was as follows:

           Unrealized appreciation                                                                $ 879,967,635
           Unrealized depreciation                                                                 (102,695,034)
                                                                                                   ------------
           Net unrealized appreciation                                                            $ 777,272,601
                                                                                                   ============

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., which contains more complete information including risk factors, charges, and expenses.

Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting the securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.


                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                              700 Central Avenue
                                              St. Petersburg, Florida 33701-3628

                                          Institutional Services: 1-800-321-8563
[LOGO]                                          Fund Information: 1-800-362-6243


ZT454 S 6/97